Consolidated Statements of Cash Flows (Parenthetical)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2013
Statement of Cash Flows [Abstract]
Shares of common stock issued in exchange of AYI.com domain	100,000	100,000